As filed with the Securities and Exchange
Commission on December 21, 2009
FILE NO. 002-75807
FILE NO. 811-03392

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 58
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 61
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK SERIES TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999
THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ.
K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MA 02111-2950
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on January 20, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☑	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JOHN HANCOCK SERIES TRUST
CONTENTS OF REGISTRATION STATEMENT
This registration document is comprised of the following:
Cover Sheet
Contents of Registration Statement
Prospectus*
Statement of Additional Information*
Part C of Form N-1A*
Signature Page

*	Incorporated herein by reference to Post-Effective Amendment No. 57 to Registrant’s Registration Statement, SEC File No. 002-75807, filed October 8, 2009, EDGAR Accession No. 0000950123-09-049029.
The sole purpose of this filing is to delay the effective date of Registrant’s Post-Effective Amendment No. 57 to January 20, 2010.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 21st day of December 2009.

JOHN HANCOCK SERIES TRUST
By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Keith F. Hartstein	President and	December 21, 2009
Keith F. Hartstein	Chief Executive Officer

/s/ Charles A. Rizzo	Chief Financial Officer	December 21, 2009
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ James R. Boyle*	Trustee	December 21, 2009
James R. Boyle

/s/ James F. Carlin*	Trustee	December 21, 2009
James F. Carlin

/s/ William H. Cunningham*	Trustee	December 21, 2009
William H. Cunningham

/s/ Deborah C. Jackson*	Trustee	December 21, 2009
Deborah C. Jackson

/s/ Charles L. Ladner*	Trustee	December 21, 2009
Charles L. Ladner

/s/ Stanley Martin*	Trustee	December 21, 2009
Stanley Martin

/s/ John A. Moore*	Trustee	December 21, 2009
John A. Moore

/s/ Patti McGill Peterson*	Trustee	December 21, 2009
Patti McGill Peterson

/s/ Steven R. Pruchansky*	Trustee	December 21, 2009
Steven R. Pruchansky

/s/ Gregory A. Russo*	Trustee	December 21, 2009
Gregory A. Russo

/s/ John G. Vrysen*	Trustee	December 21, 2009
John G. Vrysen

*By: Power of Attorney

By:	/s/ David D. Barr
David D. Barr, Attorney-in-Fact
Pursuant to Power of Attorney
previously filed with Post-
Effective Amendment No. 57.